Shareholder Report, Average Annual Return (Details) 191624_DoubleLine Flexible Income Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	5.28%	3.22%	3.80%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
ICE BofA SOFR Overnight Rate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Average Annual Return, Percent	4.22%	3.50%	2.28%